PostEmployment Benefit Obligations (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefit obligations
Current service costs, interest costs, and return on assets included in cost of sales	$ 814	$ 767